Warrants (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Detailed Information About Warrants [Abstract]
Number of warrants balance, beginning of period (in shares)	51,266,522	91,694,784
Number of warrants expired (in shares)	(46,309,556)	(39,619,252)
Number of warrants cancelled (in shares)		(809,010)
Number of warrants exercised (in shares)	(104,600)
Number of warrants balance, end of period (in shares)	4,852,366	51,266,522	91,694,784
Warrants amount balance, beginning of period	$ 12,740	$ 15,497
Warrants amount expired	(8,008)	(2,437)
Warrants amount cancelled		(320)
Warrants amount exercised	(100)
Warrants amount balance, end of period	$ 4,632	$ 12,740	$ 15,497
Weighted average exercise price, beginning of period (in dollars per share)	$ 5.61	$ 2.58
Weighted average exercise price warrants expired (in dollars per share)	0.58	0.43
Weighted average exercise price warrants cancelled (in dollars per share)		0.43
Weighted average exercise price warrants exercised (in dollars per share)	2.73
Weighted average exercise price, end of period (in dollars per share)	$ 2.73	$ 5.61	$ 2.58
Weighted average number of years to expiry	2 years 11 months 23 days	9 months	2 years 4 months 20 days
Weighted average number of years to expiry warrants exercised	2 years 11 months 23 days
Number of warrants exercisable (in shares)		46,309,562
Number of warrants converted (in shares)	15
Number of securities into which the warrant or right may be converted (in shares)	1
Warrants issued through equity financing (in shares)	5,591,408
Warrants issued through bought deal expired unexercised (in shares)	2,416,742